LONG-TERM AND OTHER DEBTS - Schedule of Borrowings (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 110,673,348		$ 13,077,670
Current portion of long-term debt and other debts	24,713		13,015,584
Long-term debt and other debts	110,648,635		62,086
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2024 (Note 12.1),
Disclosure of detailed information about borrowings [line items]
Borrowings	71,916,716		0
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.2)
Disclosure of detailed information about borrowings [line items]
Borrowings	10,381,986		0		$ 50,000,000
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.3)
Disclosure of detailed information about borrowings [line items]
Borrowings	6,189,814		0	$ 49,950,000
Loans on research and development tax credits and subsidies receivable (Note 12.4)
Disclosure of detailed information about borrowings [line items]
Borrowings	22,150,030	$ 30,000,000	10,564,590
Economic Development Canada (EDC) unsecured loans, maturing between January 2022 and February 2022 (Note 12.5)
Disclosure of detailed information about borrowings [line items]
Borrowings	0		24,397
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 12.6)
Disclosure of detailed information about borrowings [line items]
Borrowings	34,802		95,949
Balance of purchase price payable related to the acquisition of the dealership rights, without interest (Note 12.7)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 2,392,734